Non-current provisions and other non-current financial and non-financial liabilities	12 Months Ended
Dec. 31, 2025
Non-current provisions and other non-current financial and non-financial liabilities
Non-current provisions and other non-current financial and non-financial liabilities

18.Non-current provisions and other non-current financial and non-financial liabilities

Of the total amount of non-current provisions and other non-current financial and non-financial liabilities amounting to €503,080 at December 31, 2025 (2024: €912,848), €310,020 (2024: €657,027) are due in between more than one and three years, €103,599 (2024: €137,435) are due in between three to five years, and €89,460 (2024: €118,386) are due after five years.

The following table shows the development of non-current provisions in the fiscal year:

Development of non-current provisions
in € K
		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2025	translation	group	Utilized	Reversed	Additions	Reclassifications	2025

Self-insurance programs	116,848	(13,159)	—	—	—	92	(12,166)	91,615
Personnel expenses	53,068	(3,502)	—	(5,227)	(663)	30,675	(24,059)	50,292
Asset retirement obligations	12,966	(876)	—	(180)	(26)	685	26	12,595
Interest payable related to income taxes	4,930	(314)	—	—	—	5,972	—	10,588
Other non-current provisions	8,704	(416)	—	(1,395)	(3,270)	4,638	—	8,261
Non-current provisions	196,516	(18,267)	—	(6,802)	(3,959)	42,062	(36,199)	173,351

For further information regarding self-insurance programs, see note 2 d).

Personnel expenses mainly refer to provisions for severance payments and provisions for cash-settled share-based plans. As of December 31, 2025, provisions for cash-settled share-based plans amounted to €37,489 (2024: €40,035) and provisions for severance payments amounted to €6,656 (2024: €7,976). For further information regarding share-based plans, see note 23.

The item “Other non-current provisions” in the table above includes provisions for litigation and warranties. The decrease during the period that arises from the passage of time and the effect of any change in the discount rate are not material.

Other non-current financial liabilities

As of December 31, 2025 and 2024 other non-current financial liabilities consisted of the following:

Other non-current financial liabilities
in € K
	2025	2024

Put option liabilities	155,035	491,910
Variable payments outstanding for acquisitions	3,023	6,806
Other	24,108	39,969
Other non-current financial liabilities	182,166	538,685

For information regarding the settlement of put options held by non - physician investors originally granted as part of the 2022 merger of Cricket Health, Interwell Health LLC and Fresenius Health Partners, Inc., see note 26.

Other non-current liabilities

As of December 31, 2025 and 2024 other non-current liabilities consisted of the following:

Other non-current liabilities
in € K
	2025	2024

Labor Expense non-current	104,578	121,731
Deferred Income	9,760	34,018
Other	33,225	21,898
Other non-current liabilities	147,563	177,647